UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bull Path Capital Management LLC
Address: 150 E. 52nd St,
         31st Floor
         New York, New York  10022

13F File Number:  28-11556

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Spector
Title:     Principal
Phone:     212-520-2570

Signature, Place, and Date of Signing:

     /s/ Richard Spector     New York, NY/USA     August 04, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $224,663 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERCROMBIE & FITCH CO         CL A             002896207     8318   132700 SH       SOLE                   132700        0        0
ADVANCE AUTO PARTS INC         COM              00751Y106     3930   101200 SH       SOLE                   101200        0        0
AMERISOURCEBERGEN CORP         COM              03073E105     4999   125000 SH       SOLE                   125000        0        0
BALL CORP                      COM              058498106     3611    75647 SH       SOLE                    75647        0        0
BALLY TECHNOLOGIES INC         COM              05874B107    12089   357650 SH       SOLE                   357650        0        0
BARE ESCENTUALS INC            COM              067511105     3587   191500 SH       SOLE                   191500        0        0
BJ SVCS CO                     COM              055482103     6589   206300 SH       SOLE                   206300        0        0
CARROLS RESTAURANT GROUP INC   COM              14574X104       64    12300 SH       SOLE                    12300        0        0
CIGNA CORP                     COM              125509109    12816   362150 SH       SOLE                   362150        0        0
CLOROX CO DEL                  COM              189054109    12883   246800 SH       SOLE                   246800        0        0
CONVERGYS CORP                 COM              212485106     5647   380000 SH       SOLE                   380000        0        0
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407    13175   479600 SH       SOLE                   479600        0        0
DARDEN RESTAURANTS INC         COM              237194105     7084   221800 SH       SOLE                   221800        0        0
DIRECTV GROUP INC              COM              25459L106    13670   527600 SH       SOLE                   527600        0        0
EQUINIX INC                    COM NEW          29444U502    14712   164900 SH       SOLE                   164900        0        0
INTUIT                         COM              461202103    19594   710710 SH       SOLE                   710710        0        0
KOHLS CORP                     COM              500255104     2062    51500 SH       SOLE                    51500        0        0
LEAP WIRELESS INTL INC         COM NEW          521863308     4649   107700 SH       SOLE                   107700        0        0
LIBERTY MEDIA CORP NEW         ENT COM SER A    53071M500     3642   150321 SH       SOLE                   150321        0        0
METROPCS COMMUNICATIONS INC    COM              591708102    13543   764700 SH       SOLE                   764700        0        0
METROPOLITAN HEALTH NETWORKS   COM              592142103     1642   917166 SH       SOLE                   917166        0        0
OWENS ILL INC                  COM NEW          690768403     5812   139400 SH       SOLE                   139400        0        0
PATTERSON UTI ENERGY INC       COM              703481101     7210   199552 SH       SOLE                   199552        0        0
PINNACLE ENTMT INC             COM              723456109     5128   488850 SH       SOLE                   488850        0        0
SAVVIS INC                     COM NEW          805423308     3703   286800 SH       SOLE                   286800        0        0
SBA COMMUNICATIONS CORP        COM              78388J106    15779   438185 SH       SOLE                   438185        0        0
SKILLED HEALTHCARE GROUP INC   CL A             83066R107     1320    98352 SH       SOLE                    98352        0        0
SUN HEALTHCARE GROUP INC       COM NEW          866933401     4643   346722 SH       SOLE                   346722        0        0
TIME WARNER CABLE INC          CL A             88732J108     4038   152500 SH       SOLE                   152500        0        0
USA MOBILITY INC               COM              90341G103      996   131887 SH       SOLE                   131887        0        0
WYNN RESORTS LTD               COM              983134107     7728    95000 SH       SOLE                    95000        0        0